SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2025 (unaudited)

Common Stock	Shares	Value
Aaon, Inc.	530,260	$39,106,675
Abercrombie & Fitch Co., Class A*	374,048	30,989,877
Acadia Healthcare Co., Inc.*	723,323	16,412,199
Acuity Brands, Inc.	240,301	71,691,400
Advanced Drainage Systems, Inc.	554,350	63,672,641
AECOM	1,038,782	117,236,937
Affiliated Managers Group, Inc.	223,206	43,920,245
AGCO Corp.	486,034	50,139,267
Agree Realty Corp.	862,178	62,990,725
Alaska Air Group, Inc.*	953,138	47,161,268
Albertsons Cos., Inc., Class A	3,164,442	68,067,147
Alcoa Corp.	2,032,698	59,984,918
Allegheny Technologies, Inc.*	1,107,627	95,632,515
Allegro MicroSystems, Inc.*	1,026,454	35,094,462
ALLETE, Inc.	454,623	29,127,696
Ally Financial, Inc.	2,170,663	84,547,324
Amedisys, Inc.*	257,140	25,300,005
American Airlines Group, Inc.*	5,178,302	58,100,548
American Financial Group, Inc.	563,954	71,176,634
American Homes 4 Rent, Class A	2,495,221	90,002,621
Amkor Technology, Inc.	892,306	18,729,503
Annaly Capital Management, Inc.	4,750,992	89,413,669
Antero Midstream Corp.	2,633,887	49,912,159
Antero Resources Corp.*	2,291,878	92,316,846
Api Group Corp.*	1,912,819	97,649,410
Appfolio, Inc., Class A*	180,955	41,670,317
Applied Industrial Technologies, Inc.	299,021	69,507,431
AptarGroup, Inc.	518,542	81,115,525
Aramark	2,057,701	86,155,941
Arrow Electronics, Inc.*	407,306	51,903,004
ASGN, Inc.*	343,901	17,170,977
Ashland, Inc.	358,792	18,040,062
Associated Banc-Corp.	1,282,482	31,279,736
Autoliv, Inc.	558,413	62,486,415
AutoNation, Inc.*	195,372	38,810,648
Avantor, Inc.*	5,350,396	72,016,330
Avient Corp.	718,696	23,221,068
Avis Budget Group, Inc.*	132,627	22,420,594
Avnet, Inc.	658,412	34,948,509
Axalta Coating Systems Ltd.*	1,716,055	50,949,673
Bank OZK	829,549	39,038,576
Bath & Body Works, Inc.	1,672,463	50,106,991
Belden, Inc.	310,114	35,911,201
BellRing Brands, Inc.*	997,134	57,763,973
Bill Holdings, Inc.*	744,232	34,428,172
BioMarin Pharmaceutical, Inc.*	1,505,773	82,772,342
Bio-Rad Laboratories, Inc., Class A*	146,041	35,242,614
BJ's Wholesale Club Holdings, Inc.*	1,036,835	111,801,918
Black Hills Corp.	569,319	31,938,796
Blackbaud, Inc.*	295,900	18,999,739
Boston Beer Co., Inc., Class A*	64,634	12,332,814
Boyd Gaming Corp.	479,358	37,500,176
Brighthouse Financial, Inc.*	450,766	24,237,688
Brink's Co.	329,780	29,446,056
Brixmor Property Group, Inc.	2,403,098	62,576,672
Bruker Corp.	868,547	35,784,136
Brunswick Corp.	515,727	28,488,759
Burlington Stores, Inc.*	494,584	115,060,022
BWX Technologies, Inc.	717,343	103,340,433
Cabot Corp.	421,824	31,636,800
CACI International, Inc., Class A*	172,658	82,306,069
Cadence Bank	1,463,394	46,799,340
Capri Holdings Ltd.*	925,789	16,386,465

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
Carlisle Cos., Inc.	338,831	$126,519,495
Carlyle Group, Inc.	1,672,973	85,990,812
Carpenter Technology Corp.[1]	390,840	108,020,359
Casey's General Stores, Inc.	291,452	148,719,212
Cava Group, Inc.*	644,777	54,309,567
Celsius Holdings, Inc.*	1,234,469	57,267,017
ChampionX Corp.	1,503,102	37,337,054
Chart Industries, Inc.*	352,828	58,093,130
Chemed Corp.	114,859	55,928,293
Chewy, Inc., Class A*	1,723,935	73,474,110
Choice Hotels International, Inc.	173,591	22,025,226
Chord Energy Corp.	453,472	43,918,763
Churchill Downs, Inc.	567,150	57,282,150
Ciena Corp.*	1,116,083	90,771,030
Cirrus Logic, Inc.*	417,283	43,503,839
Civitas Resources, Inc.	668,766	18,404,440
Clean Harbors, Inc.*	395,448	91,419,669
Cleveland-Cliffs, Inc.*	3,806,225	28,927,310
CNH Industrial NV	6,867,118	88,997,849
CNO Financial Group, Inc.	778,431	30,031,868
CNX Resources Corp.*	1,136,329	38,271,561
Coca-Cola Consolidated, Inc.	460,257	51,387,694
Cognex Corp.	1,318,029	41,807,880
Coherent Corp.*	1,220,480	108,879,021
Columbia Banking System, Inc.	1,650,446	38,587,427
Columbia Sportswear Co.	240,706	14,702,322
Comerica, Inc.	1,031,819	61,548,003
Comfort Systems USA, Inc.	276,343	148,177,880
Commerce Bancshares, Inc.	953,340	59,269,148
Commercial Metals Co.	887,244	43,395,104
CommVault Systems, Inc.*[1]	346,459	60,398,197
Concentrix Corp.	361,148	19,088,478
COPT Defense Properties	884,472	24,393,738
Core & Main, Inc., Class A*	1,487,146	89,749,261
Coty, Inc., Class A*	2,876,567	13,376,037
Cousins Properties, Inc.	1,318,403	39,591,642
Crane Co.	383,737	72,867,819
Crane NXT Co.	387,361	20,878,758
Crocs, Inc.*	440,284	44,591,964
Crown Holdings, Inc.	903,426	93,034,809
CubeSmart	1,789,826	76,067,605
Cullen/Frost Bankers, Inc.	504,770	64,883,136
Curtiss-Wright Corp.	295,931	144,577,090
Cytokinetics, Inc.*	937,714	30,982,071
Darling Ingredients, Inc.*	1,241,813	47,114,385
DENTSPLY Sirona, Inc.	1,564,792	24,848,897
Dick's Sporting Goods, Inc.	443,496	87,727,944
Docusign, Inc., Class A*	1,589,991	123,844,399
Dolby Laboratories, Inc., Class A	482,142	35,803,865
Donaldson Co., Inc.	938,422	65,079,566
Doximity, Inc., Class A*	1,048,215	64,297,508
Dropbox, Inc., Class A*	1,540,633	44,062,104
DT Midstream, Inc.	797,669	87,671,800
Duolingo, Inc., Class A*	308,263	126,393,995
Dynatrace, Inc.*	2,354,044	129,966,769
Eagle Materials, Inc.	261,366	52,824,682
East West Bancorp, Inc.	1,082,157	109,276,214
EastGroup Properties, Inc.	411,742	68,810,323
Echostar Corp., Class A*	1,053,580	29,184,166

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
Elf Beauty, Inc.*	442,835	$55,106,387
EMCOR Group, Inc.	351,428	187,975,323
Encompass Health Corp.	791,432	97,053,306
EnerSys	309,578	26,552,505
Ensign Group, Inc.	448,107	69,124,986
Entegris, Inc.	1,188,742	95,872,042
Envista Holdings Corp.*	1,330,755	26,002,953
EPR Properties	597,262	34,796,484
Equitable Holdings, Inc.	2,386,097	133,860,042
Equity LifeStyle Properties, Inc.	1,501,166	92,576,907
Esab Corp.	447,446	53,939,615
Essent Group Ltd.	796,183	48,352,194
Essential Utilities, Inc.	2,025,042	75,210,060
Euronet Worldwide, Inc.*	319,173	32,357,759
Evercore, Inc., Class A	282,292	76,224,486
Exelixis, Inc.*	2,141,223	94,374,404
ExlService Holdings, Inc.*	1,277,420	55,938,222
Exponent, Inc.	398,480	29,770,441
Fabrinet*	281,323	82,900,262
Federated Hermes, Inc.	592,456	26,257,650
Fidelity National Financial, Inc.	2,048,584	114,843,619
First American Financial Corp.	807,941	49,599,498
First Financial Bankshares, Inc.	1,010,871	36,371,139
First Horizon Corp.	3,982,643	84,432,032
First Industrial Realty Trust, Inc.	1,039,556	50,033,830
FirstCash Holdings, Inc.	303,061	40,955,664
Five Below, Inc.*	432,283	56,706,884
Flextronics International Ltd.*	3,008,020	150,160,358
Floor & Decor Holdings, Inc., Class A*	844,892	64,177,996
Flowers Foods, Inc.	1,541,741	24,637,021
Flowserve Corp.	1,026,454	53,734,867
Fluor Corp.*	1,292,906	66,287,291
FNB Corp.	2,825,090	41,189,812
Fortune Brands Innovations, Inc.	944,262	48,610,608
Frontier Communications Parent, Inc.*	1,748,742	63,654,209
FTI Consulting, Inc.*	264,415	42,703,022
GameStop Corp., Class A*	3,195,989	77,950,172
Gaming and Leisure Properties, Inc.	2,157,902	100,730,865
Gap, Inc.	1,744,617	38,050,097
GATX Corp.	280,309	43,044,250
Genpact Ltd.	1,263,216	55,594,136
Gentex Corp.	1,765,095	38,814,439
Glacier Bancorp, Inc.	929,486	40,042,257
Globus Medical, Inc., Class A*	886,844	52,341,533
Goodyear Tire & Rubber Co.*	2,243,252	23,262,523
Graco, Inc.	1,312,284	112,817,055
Graham Holdings Co., Class B	26,672	25,236,246
Grand Canyon Education, Inc.*	219,625	41,509,125
Graphic Packaging Holding Co.	2,369,288	49,920,898
Greif, Inc., Class A	204,975	13,321,325
Guidewire Software, Inc.*	658,610	155,069,724
GXO Logistics, Inc.*	898,379	43,751,057
H&R Block, Inc.	1,051,189	57,699,764
Haemonetics Corp.*	394,453	29,430,138
Halozyme Therapeutics, Inc.*	967,496	50,329,142
Hamilton Lane, Inc., Class A	340,269	48,359,030
Hancock Whitney Corp.	672,444	38,598,286
Hanover Insurance Group, Inc.	282,004	47,904,019
Harley-Davidson, Inc.	858,488	20,260,317
Healthcare Realty Trust, Inc., Class A	2,759,266	43,761,959
HealthEquity, Inc.*	680,205	71,258,276
Hexcel Corp.	631,372	35,666,204
HF Sinclair Corp.	1,257,447	51,655,923

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
Hilton Grand Vacations, Inc.*	453,433	$18,831,072
Hims & Hers Health, Inc.*	1,539,436	76,740,885
Home BancShares, Inc.	1,441,897	41,036,389
Houlihan Lokey, Inc., Class A	422,345	76,000,983
Hyatt Hotels Corp., Class A	329,329	45,990,795
IDACORP, Inc., Class Rights	424,157	48,968,926
Illumina, Inc.*	1,242,929	118,587,856
Independence Realty Trust, Inc.	1,832,505	32,417,013
Ingredion, Inc.	504,949	68,481,183
Insperity, Inc.	280,666	16,873,640
Interactive Brokers Group, Inc., Class A	3,422,059	189,616,289
International Bancshares Corp.	419,608	27,929,108
IPG Photonics Corp.*	207,055	14,214,326
Iridium Communications, Inc.	849,247	25,621,782
ITT, Inc.	617,927	96,909,491
Janus Henderson Group PLC	989,681	38,439,210
Jazz Pharmaceuticals PLC*	483,923	51,353,909
Jefferies Financial Group, Inc.	1,279,374	69,968,964
Jones Lang LaSalle, Inc.*	372,750	95,341,995
KB Home	563,226	29,834,081
KBR, Inc.	1,018,655	48,834,321
Kemper Corp.	472,321	30,483,597
Kilroy Realty Corp.	835,829	28,677,293
Kinsale Capital Group, Inc.	173,879	84,140,048
Kirby Corp.*	440,479	49,954,723
Kite Realty Group Trust	1,725,892	39,091,454
Knife River Corp.*	444,818	36,314,942
Knight-Swift Transportation Holdings, Inc.	1,272,365	56,276,704
Kyndryl Holdings, Inc.*	1,827,050	76,663,018
Lamar Advertising Co., Class A	690,706	83,824,080
Lancaster Colony Corp.	151,523	26,178,629
Landstar System, Inc.	274,383	38,144,725
Lantheus Holdings, Inc.*	543,231	44,468,890
Lattice Semiconductor Corp.*	1,079,680	52,893,523
Lear Corp.	419,767	39,869,470
Light & Wonder, Inc.*	662,522	63,774,368
Lincoln Electric Holdings, Inc.	438,332	90,874,990
Lithia Motors, Inc.	204,392	69,047,705
Littelfuse, Inc.	194,050	43,996,957
LivaNova PLC*	428,131	19,274,458
Louisiana-Pacific Corp.	486,295	41,816,507
Lumentum Holdings, Inc.*	544,910	51,799,145
MACOM Technology Solutions Holdings, Inc.*	467,283	66,956,981
Macy's, Inc.	2,187,292	25,503,825
Manhattan Associates, Inc.*	476,723	94,138,491
ManpowerGroup, Inc.	363,383	14,680,673
Maplebear, Inc.*	1,289,749	58,348,245
Marriott Vacations Worldwide Corp.	249,469	18,039,103
Masimo Corp.*	353,341	59,439,023
MasTec, Inc.*	481,380	82,041,593
Matador Resources Co.	914,246	43,627,819
Mattel, Inc.*	2,535,321	49,996,530
Maximus, Inc.	442,426	31,058,305
Medpace Holdings, Inc.*	185,053	58,080,735
MGIC Investment Corp.	1,864,281	51,901,583
Middleby Corp.*	419,915	60,467,760
MKS Instruments, Inc.	526,637	52,326,652
Morningstar, Inc.	208,995	65,609,800
MSA Safety, Inc.	308,609	51,701,266
MSC Industrial Direct Co., Inc., Class A	350,013	29,758,105
Mueller Industries, Inc.	868,796	69,043,218
Murphy Oil Corp.	1,053,323	23,699,768
Murphy USA, Inc.	141,204	57,441,787

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
National Fuel Gas Co.	709,419	$60,094,883
National Storage Affiliates Trust	552,391	17,670,988
Neurocrine Biosciences, Inc.*	777,054	97,667,917
New Jersey Resources Corp.	788,096	35,322,463
New York Community Bancorp, Inc.	2,379,141	25,218,895
New York Times Co., Class A	1,274,084	71,323,222
NewMarket Corp.	59,269	40,946,581
Nexstar Media Group, Inc., Class A	222,518	38,484,488
Nextracker, Inc., Class A*	1,128,374	61,349,694
NNN REIT, Inc.	1,475,731	63,722,065
Northwestern Energy Group, Inc.	481,940	24,723,522
NOV, Inc.	2,950,190	36,670,862
Novanta, Inc.*	282,432	36,413,958
nVent Electric PLC	1,292,680	94,688,810
OGE Energy Corp.	1,580,776	70,154,839
Okta, Inc., Class A*	1,312,497	131,210,325
Old National Bancorp	2,556,025	54,545,574
Old Republic International Corp.	1,785,401	68,630,814
Olin Corp.	904,021	18,161,782
Ollie's Bargain Outlet Holdings, Inc.*	482,119	63,533,642
Omega Healthcare Investors, Inc.	2,272,241	83,277,633
ONE Gas, Inc.	470,564	33,814,729
Onto Innovation, Inc.*	383,745	38,731,383
Option Care Health, Inc.*	1,285,685	41,759,049
Ormat Technologies, Inc.	452,500	37,901,400
Oshkosh Corp.	505,438	57,387,431
Ovintiv, Inc.	2,039,987	77,621,505
Owens Corning	667,810	91,837,231
Park Hotels & Resorts, Inc.	1,569,486	16,055,842
Parsons Corp.*	369,227	26,499,422
Paylocity Holding Corp.*	338,248	61,287,155
PBF Energy, Inc., Class A	771,829	16,725,534
Pegasystems, Inc.	698,832	37,827,776
Penske Automotive Group, Inc.	145,465	24,992,342
Penumbra, Inc.*	304,072	78,033,997
Performance Food Group Co.*	1,225,577	107,201,220
Permian Resources Corp., Class A	5,007,394	68,200,706
Perrigo Co. PLC	1,079,431	28,842,396
Pilgrim's Pride Corp.	316,506	14,236,440
Pinnacle Financial Partners, Inc.	603,591	66,642,482
Planet Fitness, Inc., Class A*	658,365	71,794,703
PNM Resources, Inc.	727,529	40,974,433
Polaris, Inc.	414,771	16,860,441
Portland General Electric Co.	859,865	34,936,315
Post Holdings, Inc.*	354,367	38,636,634
PotlatchDeltic Corp.	561,562	21,547,134
Power Integrations, Inc.	441,972	24,706,235
Primerica, Inc.	257,999	70,606,586
Prosperity Bancshares, Inc.	748,136	52,549,073
Pure Storage, Inc., Class A*	2,440,205	140,507,004
PVH Corp.	376,832	25,850,675
Qualys, Inc.*	285,223	40,749,810
Rambus, Inc.*	843,368	53,992,419
Range Resources Corp.	1,876,362	76,311,643
Rayonier, Inc.	1,100,808	24,415,921
RB Global, Inc.	1,454,079	154,408,649
RBC Bearings, Inc.*	246,118	94,706,206
Regal Rexnord Corp.	520,851	75,502,561
Reinsurance Group of America, Inc.	518,892	102,927,417
Reliance Steel & Aluminum Co.	412,905	129,610,880
RenaissanceRe Holdings Ltd.	381,988	92,784,885
Repligen Corp.*	410,241	51,025,776
Rexford Industrial Realty, Inc.	1,853,986	65,946,282

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
RH*	119,113	$22,513,548
RLI Corp.	655,726	47,356,532
Roivant Sciences Ltd.*	3,305,522	37,253,233
Royal Gold, Inc.	516,777	91,903,622
RPM International, Inc.	1,008,331	110,755,077
Ryan Specialty Holdings, Inc., Class A	845,207	57,465,624
Ryder System, Inc.	324,593	51,610,287
Sabra Health Care REIT, Inc.	1,868,212	34,449,829
Saia, Inc.*	209,128	57,298,981
Sarepta Therapeutics, Inc.*	771,650	13,195,215
Science Applications International Corp.	370,347	41,704,776
Scotts Miracle-Gro Co.	339,873	22,418,023
SEI Investments Co.	742,856	66,753,040
Selective Insurance Group, Inc.	477,181	41,347,734
Sensata Technologies Holding PLC	1,148,618	34,584,888
Service Corp. International	1,117,747	90,984,606
Shift4 Payments, Inc., Class A*	529,770	52,505,505
Silgan Holdings, Inc.	638,463	34,591,925
Silicon Laboratories, Inc.*	255,752	37,687,615
Simpson Manufacturing Co., Inc.	328,427	51,007,997
Skechers U.S.A., Inc., Class A*	1,022,992	64,550,795
SLM Corp.	1,647,736	54,029,263
Sonoco Products Co.	774,391	33,732,472
Sotera Health Co.*	1,203,516	13,383,098
SouthState Corp.	772,976	71,136,981
Southwest Gas Holdings, Inc.	474,296	35,282,879
Spire, Inc.	463,375	33,821,741
Sprouts Farmers Market, Inc.*[1]	768,369	126,504,272
STAG Industrial, Inc.	1,465,276	53,160,213
Starwood Property Trust, Inc.	2,532,040	50,818,043
Stifel Financial Corp.	806,576	83,706,457
Synaptics, Inc.*	302,649	19,617,708
Synovus Financial Corp.	1,091,492	56,484,711
Taylor Morrison Home Corp.*	788,065	48,402,952
TD SYNNEX Corp.	586,450	79,581,265
Tempur Sealy International, Inc.	1,621,379	110,334,841
Tenet Healthcare Corp.*	729,298	128,356,448
Terex Corp.	515,062	24,048,245
Tetra Tech, Inc.	2,068,945	74,399,262
Texas Capital Bancshares, Inc.*	360,425	28,617,745
Texas Roadhouse, Inc.	520,898	97,621,494
Thor Industries, Inc.	417,742	37,099,667
Timken Co.	499,887	36,266,802
Toll Brothers, Inc.	780,744	89,106,313
TopBuild Corp.*	223,116	72,231,574
Toro Co.	783,757	55,395,945
Travel + Leisure Co.	521,469	26,913,015
Trex Co., Inc.*	841,914	45,783,283
UFP Industries, Inc.	474,203	47,116,810
UGI Corp.	1,683,723	61,321,192
UMB Financial Corp.	560,338	58,925,144
Under Armour, Inc., Class A*	1,482,593	10,126,110
Under Armour, Inc., Class C*	1,005,676	6,526,837
United Bankshares, Inc.	1,112,748	40,537,410
United Therapeutics Corp.*	354,173	101,771,612
Universal Display Corp.	347,034	53,602,872
Unum Group	1,259,512	101,718,189
US Foods Holding Corp.*	1,816,502	139,888,819
Vail Resorts, Inc.	293,170	46,065,802
Valaris Ltd.*	513,359	21,617,547
Valley National Bancorp	3,739,693	33,395,458
Valmont Industries, Inc.	157,596	51,466,126
Valvoline, Inc.*	998,048	37,796,078

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2025 (unaudited)

Common Stock	Shares	Value
VF Corp.	2,599,999	$30,549,988
Viper Energy, Inc., Class A	1,029,226	39,244,387
Visteon Corp.*	214,026	19,968,626
Vontier Corp.	1,161,262	42,850,568
Vornado Realty Trust	1,311,198	50,140,212
Voya Financial, Inc.	756,075	53,681,325
Warner Music Group Corp., Class A	1,145,453	31,202,140
Watsco, Inc.	273,909	120,963,693
Watts Water Technologies, Inc., Class A	215,317	52,944,297
Weatherford International PLC	569,680	28,660,601
Webster Financial Corp.	1,320,880	72,120,048
Wendy's Co.	1,266,490	14,463,316
WESCO International, Inc.	348,706	64,580,351
Western Alliance Bancorp	855,872	66,740,899
Western Union Co.	2,595,193	21,851,525
Westlake Corp.	261,786	19,877,411
WEX, Inc.*	268,886	39,496,665
Whirlpool Corp.	436,637	44,283,725
Wingstop, Inc.	219,089	73,776,030
Wintrust Financial Corp.	525,517	65,153,598
Woodward, Inc.	467,189	114,503,352
Wp Carey, Inc.	1,719,329	107,251,743
Wyndham Hotels & Resorts, Inc.	604,568	49,096,967
XPO, Inc.*	924,993	116,817,366
YETI Holdings, Inc.*	650,232	20,495,313
Zions Bancorp NA	1,158,692	60,182,462
ZoomInfo Technologies, Inc., Class A*	2,040,182	20,646,642
Total Investments (Cost $24,622,303,694)		$22,826,425,948

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2025 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,608,212,786	7.00%
Banks	1,487,312,187	6.47%
Retail	1,394,018,785	6.07%
Insurance	1,269,368,572	5.53%
Software	970,832,312	4.23%
Diversified Financial Services	933,355,791	4.06%
Commercial Services	926,415,805	4.03%
Computers	820,914,286	3.57%
Electronics	773,449,469	3.37%
Machinery - Diversified	770,712,917	3.35%
Engineering & Construction	703,721,038	3.06%
Oil & Gas	640,277,044	2.79%
Food	613,831,366	2.67%
Biotechnology	564,508,488	2.46%
Semiconductors	554,326,689	2.41%
Healthcare - Services	534,897,345	2.33%
Healthcare - Products	492,666,131	2.14%
Building Materials	454,418,736	1.98%
Iron / Steel	405,586,168	1.77%
Miscellaneous Manufacturing	371,408,814	1.62%
Transportation	370,102,786	1.61%
Electric	318,725,926	1.39%
Metal Fabricate / Hardware	315,154,993	1.37%
Chemicals	313,588,454	1.36%
Packaging & Containers	305,716,955	1.33%
Distribution / Wholesale	275,293,305	1.20%
Electrical Components & Equipment	268,168,893	1.17%
Gas	259,657,888	1.13%
Pharmaceuticals	248,544,847	1.08%
Hand / Machine Tools	218,078,817	0.95%
Entertainment	216,363,563	0.94%
Apparel	213,285,157	0.93%
Telecommunications	209,231,187	0.91%
Internet	208,563,239	0.91%
Home Builders	204,443,013	0.89%
Lodging	200,357,252	0.87%
Home Furnishings	190,422,430	0.83%
Machinery - Construction & Mining	184,776,108	0.80%
Auto Parts & Equipment	184,401,472	0.80%
Aerospace / Defense	180,243,294	0.78%
Environmental Control	165,818,931	0.72%
Leisure Time	157,899,533	0.69%
Mining	151,888,540	0.66%
Pipelines	137,583,958	0.60%
Beverages	120,987,525	0.53%
Media	109,807,710	0.48%
Airlines	105,261,817	0.46%
Cosmetics / Personal Care	97,324,820	0.42%
Real Estate	95,341,995	0.41%
Food Service	86,155,941	0.37%
Private Equity	85,990,812	0.37%
Water	75,210,060	0.33%
Oil & Gas Services	74,007,915	0.32%
Toys / Games / Hobbies	49,996,530	0.22%
Agriculture	47,114,385	0.21%
Trucking & Leasing	43,044,250	0.19%
Savings & Loans	25,218,895	0.11%
Housewares	22,418,023	0.10%
Total Investments	22,826,425,948	99.35%
Other Assets in Excess of Liabilities	148,365,164	0.65%
Net Assets	$22,974,791,112	100.00%